Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Analysis of Consolidated Statements of Operations	The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2018	2019	2020
Time charter revenues	104,099,818	97,249,537	101,837,425
Bareboat revenues	24,646,311	21,764,102	16,876,956
Voyage charter revenues	34,266,082	24,018,198	25,161,401
Other income	1,317,991	1,227,475	1,127,239

Total	164,330,202	144,259,312	145,003,021